Financial risk management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 10,597	$ 54,155
Borrowings	108,638	67,739
Total borrowings	119,235	121,894
Commodity price risk
Disclosure of Financial Risk Management [Line Items]
Current borrowings	0	11,153
Borrowings	0	67,739
Total borrowings	$ 0	$ 78,892
Percent of current borrowings	0.00%	9.00%
Percent of non-current borrowings	0.00%	56.00%
Percent of total loans	0.00%	65.00%